Shareholders' Equity - Preferred Stock Summary (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Total shares issued and outstanding (shares)		25,826	15,826
Carrying value	[1]	$ 2,552	$ 1,562
Series A Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate		Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%
Per annum dividend rate (percent)		4.00%
Liquidation preference per share (usd per share)		$ 100,000
Total shares issued and outstanding (shares)		5,001	5,001
Carrying value		$ 500	$ 500
Series C Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate (percent)		5.20%
Liquidation preference per share (usd per share)		$ 100,000
Total shares issued and outstanding (shares)		5,825	5,825
Carrying value	[1]	$ 568	$ 568
Series D Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate		4.50% commencing Dec. 20, 2013 to but excluding June 20, 2023, then a floating rate equal to the three-month LIBOR plus 2.46%
Per annum dividend rate (percent)		4.50%
Liquidation preference per share (usd per share)		$ 100,000
Total shares issued and outstanding (shares)		5,000	5,000
Carrying value	[1]	$ 494	$ 494
Series E Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate		4.95% commencing Dec. 20, 2015 to and including June 20, 2020, then a floating rate equal to the three-month LIBOR plus 3.42%
Per annum dividend rate (percent)		4.95%
Liquidation preference per share (usd per share)		$ 100,000
Total shares issued and outstanding (shares)		10,000	0
Carrying value	[1]	$ 990	$ 0
LIBOR | Series A Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate (percent)		0.565%
LIBOR | Series D Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate (percent)		2.46%
LIBOR | Series E Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate (percent)		3.42%

[1]	.